CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of condensed financial condition
CHEVIOT FINANCIAL CORP.
STATEMENT OF FINANCIAL CONDITION
For the years ended December 31, 2014 and 2013
(In thousands)

ASSETS	2014	2013

Cash in Cheviot Savings Bank	$7,584	$6,253
Cash and due from banks	40	101
Loan receivable - ESOP	1,326	1,384
Investment in Cheviot Savings Bank	87,025	80,523
Investment securities available for sale – at fair value	-	2,578
Prepaid federal income taxes	90	211
Deferred federal income taxes	118	-

Total assets	$96,183	$91,050

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$1	$17
Deferred federal income taxes	-	106
Total liabilities	1	123

Common stock	220	76
Additional paid-in capital	55,827	57,215
Shares acquired by stock benefit plans	(1,470)	(1,574)
Retained earnings	43,151	42,439
Accumulated comprehensive loss,
Unrealized losses on securities available for sale, net of tax effects	(1,546)	(7,229)

Total shareholders’ equity	96,182	90,927

Total liabilities and shareholders’ equity	$96,183	$91,050

Schedule of statement of earnings
CHEVIOT FINANCIAL CORP.
STATEMENT OF EARNINGS
For the years ended December 31, 2014, 2013, and 2012
(In thousands)

	2014	2013	2012

Income
Interest income	$10	$97	$15
Gain on sale of investment securities	795	-	-
Equity in earnings of Cheviot Savings Bank	2,785	1,584	3,614
Total income	3,590	1,681	3,629

General, administrative and other expense	367	327	408

Earnings before federal income tax expense (benefits)	3,223	1,354	3,221

Federal income tax expense (benefits)	144	(78)	(134)

Net earnings	$3,079	$1,432	$3,355

Schedule of statement of cash flows
CHEVIOT FINANCIAL CORP.
STATEMENT OF CASH FLOWS
Years ended December 31, 2014, 2013, and 2012
(In thousands)

	2014	2013	2012

Cash flows provided by (used in) operating activities:
Net earnings for the year	$3,079	$1,432	$3,355
Equity in undistributed earnings of Cheviot Savings Bank	(2,785)	(1,546)	(3,534)
Amortization of expense related to stock benefit plans	(14)	419	362
Gain on sale of investment securities	(795)	-	-
Dividend from Cheviot Savings Bank	2,600	1,583	3,000
Increase (decrease) in cash due to changes in
Prepaid expenses and other assets	-	737	(504)
Accounts payable and other liabilities	(16)	10	(48)
Prepaid federal income taxes
Current	121	(78)	(575)
Deferred	-	-	-
Net cash provided by (used in) operating activities	2,190	2,557	2,056

Cash flows provided by (used in) investing activities:
Purchase of corporate securities	-	(1,920)	-
Proceeds from sale of investment securities	2,715	-	-
Capital investment in Cheviot Savings Bank	-	-	(16,616)
Net cash flows provided by (used in) investing activities	2,715	(1,920)	(16,616)

Cash flows provided by (used in) financing activities:
Stock option expense, net	71	23	22
Stock options exercised	(33)	-	-
Common stock repurchased	(1,450)	(8,581)	-
Common stock issued	144	-	-
Proceeds for stock offering, net of costs	-	-	22,133
Shares acquired for stock benefit plans	-	-	(1,496)
Dividends paid	(2,367)	(2,437)	(2,351)
Net cash provided by (used in) financing activities	(3,635)	(10,995)	18,308

Net increase in cash and cash equivalents	1,270	(10,358)	3,748

Cash and cash equivalents at beginning of year	6,354	16,712	12,964

Cash and cash equivalents at end of year	$7,624	$6,354	$16,712